Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings	Short-term borrowings include an accounts receivable factoring arrangement with a third-party financial institution of Zhongyuan Bank Co., Ltd consist of the following:
	Annual Interest Rate	Maturity (Months)	Principal	December 31, 2022	December 31, 2021
			US$	US$	US$
Short-term borrowings:
ZHONGYUAN BANK CO., LTD (1)	5.60%	January, 2022	1,568,455	-	1,568,455
Total				-	1,568,455
(1)	On July 29, 2021, the Company entered into a factoring agreement without recourse right (see Note 5) with Zhongyuan Bank for 160 days and maturity date is January 9, 2022, $1,568,455 (RMB10,000,000) accounts receivable factoring to the bank and received accordingly amount of cash.